Results for the year - Net sales and rebates - Gross-To-Net Sales Reconciliation (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross sales	kr 298,187	kr 270,431	kr 230,701
Total gross-to-net sales adjustments	(171,241)	(148,410)	(118,870)
Net sales	126,946	122,021	111,831
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	35,733	29,553
Additional provisions, including increases to existing provisions	113,810	104,621
Amount used during the year	(107,220)	(99,244)
Effect of exchange rate adjustment	(3,061)	655
At the end of the year	39,340	35,733	29,553
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	57,824	57,486	54,488
US Managed Care and Medicare | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(96,716)	(84,202)	(65,207)
US wholesaler charge-backs | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(37,036)	(33,772)	(29,469)
US Medicaid rebates | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(17,307)	(14,365)	(11,950)
Other | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(10,867)	(8,280)	(6,606)
Other | Non-US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(9,315)	(7,791)	(5,638)
Provision for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	30,878	25,760	20,374
Additional provisions, including increases to existing provisions	111,921	102,782	82,631
Amount used during the year	(106,116)	(98,655)	(78,647)
Adjustments, including unused amounts reversed during the year	166	381	386
Effect of exchange rate adjustment	(2,797)	610	1,016
At the end of the year	kr 34,052	kr 30,878	kr 25,760